Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Disclosure of Net Defined Benefit Liability (Asset)

	December 31, 2020	December 31, 2019
	€m	€m
Net employee benefit obligations-Germany	181.2	151.3
Net employee benefit obligations-Sweden	74.1	71.7
Net employee benefit obligations-Switzerland	6.6	—
Net employee benefit obligations-Italy	4.7	4.8
Net employee benefit obligations-Austria	5.6	5.8
Sub-total	272.2	233.6
Net employee benefit obligations- total of other countries	4.0	3.9
Total net employee benefit obligations	276.2	237.5

Disclosure of Fair Value of Plan Assets
Movements in fair value of plan assets of defined benefit retirement plans:

2020
€m
Opening balance January 1, 2020	86.4
Acquired through business combinations	11.8
Interest income	1.0
Actuarial gains arising from the return on plan assets, excluding interest income	0.4
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.7)
As at December 31, 2020	97.9

2019
€m
Opening balance January 1, 2019	81.5
Interest income	1.4
Actuarial gains arising from the return on plan assets, excluding interest income	5.1
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.6)
As at December 31, 2019	86.4
The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2020	December 31, 2019
	€m	€m
Equities	24.5	20.5
Debt instruments	44.1	40.3
Property	17.1	13.1
Other	12.2	12.5
Total	97.9	86.4

Disclosure of Expense Recognized in Consolidated Statement of Profit or Loss
Expense recognized in the Consolidated Statement of Profit or Loss:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2020	2020	2020
	€m	€m	€m
Current service cost	6.2	(0.1)	6.1
Interest cost	2.7	—	2.7
For the year ended December 31, 2020	8.9	(0.1)	8.8

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2019	2019	2019
	€m	€m	€m
Current service cost	4.0	0.2	4.2
Interest cost	3.6	—	3.6
For the year ended December 31, 2019	7.6	0.2	7.8

Disclosure of Amount Recognized In Consolidated Statement of Comprehensive Income
Amount recognized in the Consolidated Statement of Comprehensive Income:

	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m
Actuarial experience (losses)/gains	(0.8)	0.2
Actuarial losses arising from changes in financial assumptions	29.2	43.2
Actuarial gains arising from changes in demographic assumptions	—	(3.0)
Actuarial gains arising from the return on plan assets, excluding interest income	(0.4)	(5.1)
Total actuarial losses	28.0	35.3

	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	77.5	49.5

Disclosure of Actuarial Assumptions

	Defined benefit retirement plans					Post-employment medical benefits and other benefits
December 31, 2020	Germany	Sweden	Austria	Switzerland	Italy	Germany	Austria
Discount rate	0.55%	1.05%	1.00%	0.15%	0.33%	0.05%	—%
Inflation rate	2.00%	1.50%	2.00%	0.20%	1.00%	2.00%	3.00%
Rate of increase in salaries	2.80%	2.50%	2.00%	0%-2.50%	—	2.80%	3.00%
Rate of increase for pensions in payment	1%-2%	1.50%	—	—	—	—	—
Long term medical cost of inflation	—	—	—	—	—	—	2.00%

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2019	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.15%	1.45%	1.00%	0.67%	0.45%	0.30%
Inflation rate	2.00%	1.80%	1.53%	1.50%	2.00%	1.53%
Rate of increase in salaries	2.80%	2.80%	2.00%	—	2.80%	3.00%
Rate of increase for pensions in payment	1%-2%	—	2.00%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.00%

Disclosure of the Effect of a 1% Movement in the Discount Rate
The effect of a 1% movement in the most significant assumptions for the year ended December 31, 2020 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(62.0)	82.7
Inflation rate	52.7	(38.9)
Rate of increase in salaries	17.3	(13.2)
Rate of increase for pensions in payment	52.1	(40.2)

Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Disclosure of analysis of present value of defined benefit obligation [Table Text Block]

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2020	€m	€m	€m
Present value of unfunded defined benefit obligations	79.6	5.0	84.6
Present value of funded defined benefit obligations	285.5	—	285.5
Subtotal present value of defined benefit obligations	365.1	5.0	370.1
Fair value of plan assets	(97.9)	—	(97.9)
Recognized liability for net defined benefit obligations	267.2	5.0	272.2

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2019	€m	€m	€m
Present value of unfunded defined benefit obligations	77.6	5.1	82.7
Present value of funded defined benefit obligations	237.3	—	237.3
Subtotal present value of defined benefit obligations	314.9	5.1	320.0
Fair value of plan assets	(86.4)	—	(86.4)
Recognized liability for net defined benefit obligations	228.5	5.1	233.6
Movements in recognized liability for net defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2020	228.5	5.1	233.6
Acquired through business combinations	6.6	—	6.6
Current service cost	6.2	(0.1)	6.1
Interest cost	2.7	—	2.7
Actuarial losses	28.0	—	28.0
Contributions to plan	(0.6)	—	(0.6)
Benefits paid	(7.0)	—	(7.0)
Exchange adjustments	2.8	—	2.8
As at December 31, 2020	267.2	5.0	272.2

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2019	192.7	4.8	197.5
Current service cost	4.0	0.2	4.2
Interest cost	3.6	—	3.6
Actuarial losses	35.3	—	35.3
Contributions to plan	(0.6)	—	(0.6)
Benefits paid	(5.2)	—	(5.2)
Exchange adjustments	(1.3)	0.1	(1.2)
As at December 31, 2019	228.5	5.1	233.6
Movements in present value of defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2020	314.9	5.1	320.0
Acquired through business combinations	18.4	—	18.4
Current service cost	6.2	(0.1)	6.1
Interest cost	3.7	—	3.7
Actuarial experience gains	(0.8)	—	(0.8)
Actuarial losses arising from changes in financial assumptions	29.2	—	29.2
Contributions to plan	0.4	—	0.4
Benefits paid	(9.7)	—	(9.7)
Exchange adjustments	2.8	—	2.8
As at December 31, 2020	365.1	5.0	370.1

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2019	274.2	4.8	279.0
Current service cost	4.0	0.2	4.2
Interest cost	5.0	—	5.0
Actuarial experience losses	0.2	—	0.2
Actuarial losses arising from changes in financial assumptions	43.2	—	43.2
Actuarial gains arising from changes in demographic assumptions	(3.0)	—	(3.0)
Contributions to plan	0.4	—	0.4
Benefits paid	(7.8)	—	(7.8)
Exchange adjustments	(1.3)	0.1	(1.2)
As at December 31, 2019	314.9	5.1	320.0

Experience adjustments [Domain]
Disclosure of defined benefit plans [line items]
Disclosure of Net Defined Benefit Liability (Asset)
The history of experience adjustments from inception of the Company for the defined benefit retirement plans is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	€m	€m	€m
Present value of defined benefit obligations	365.1	314.9	274.2
Fair value of plan assets	(97.9)	(86.4)	(81.5)
Recognized liability in the scheme	267.2	228.5	192.7
Experience (gains)/losses on scheme liabilities	(0.8)	0.2	0.5
Experience gains on scheme assets	(0.4)	(5.1)	(0.3)

Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Disclosure of Actuarial Assumptions

December 31, 2020 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	23	21	21
Female	24	24	26	24	22

December 31, 2019 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	21	22	23	19
Female	24	24	25	22